ACQUISITIONS AND DISPOSITIONS - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions									1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Oct. 24, 2018 CAD ($)	Dec. 19, 2017 CAD ($)	Jun. 02, 2017 USD ($)	Jun. 01, 2017 USD ($)	Apr. 19, 2017 USD ($)	Jul. 01, 2016 CAD ($) mi km Bcf	Jul. 01, 2016 USD ($)	May 01, 2016 USD ($)	Mar. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 CAD ($) mi km Bcf	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 01, 2016 USD ($) mi km $ / shares Bcf	Jun. 30, 2016 $ / shares shares	Apr. 30, 2016 CAD ($) shares	Apr. 01, 2016 shares
Business Acquisition [Line Items]
Contributions to equity investments															$ 1,015	$ 1,681	$ 765
Common stock, value, subscriptions																						$ 4,400
Subscription receipt (in shares) | shares																						96.6
Goodwill															14,178	13,084
Proceeds from sale of assets, net of transaction costs															614	4,683	6
Columbian Pipeline
Business Acquisition [Line Items]
Percentage of interests acquired						100.00%														100.00%
Purchase price							$ 10,300
Share price (in usd per share) | $ / shares																				$ 25.5
Common stock, value, subscriptions						$ 4,400
Subscription receipt (in shares) | shares																							96.6
Investments of regulated natural gas pipelines (in kilometers) | km						24,500														24,500
Investments of regulated natural gas pipelines (in miles) | mi						15,200														15,200
Investments of regulated natural gas storage facilities (in billion cubic feet) | Bcf						285														285
Decrease in deferred income tax liabilities												$ 45	$ 35
Goodwill adjustment												71	55
Goodwill						$ 10,078												$ 7,802	$ 7,747	$ 7,747
Increase (decrease) in fair value of acquired liabilities, long-term debt												300	231		$ 232	242
Common unit, outstanding (in shares) | shares																					53.8
Share price (in USD per share) | $ / shares																					$ 15
Acquisition costs														$ 36			36
Revenue of acquiree since acquisition date														929
Earnings of acquiree since acquisition date														132
Columbian Pipeline | U.S. federal
Business Acquisition [Line Items]
Effective income tax rate percent						39.00%	39.00%
Columbian Pipeline | Pension Benefit Plans
Business Acquisition [Line Items]
Increase in fair value of regulatory assets						$ 15	$ 12
Increase in fair value of other long-term liabilities						5	4
Decrease in fair value of intangibles and other assets						14	11
Decrease in fair value of regulatory liabilities						2	2
Columbian Pipeline | Mining Properties and Mineral Rights
Business Acquisition [Line Items]
Increase (decrease) in fair value of property, plant, and equipment						241	185					$ 116	$ 90
Columbian Pipeline | Natural Gas
Business Acquisition [Line Items]
Increase (decrease) in fair value of property, plant, and equipment						$ 840	646
Columbian Pipeline | Bridge Facility
Business Acquisition [Line Items]
Proceeds from lines of credit							$ 6,900
Natural Gas – Ironwood
Business Acquisition [Line Items]
Purchase price										$ 653
Ravenswood, Ironwood, Kibby Wind and Ocean State Power
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs			$ 2,029
Gain (loss) on disposition of property plant equipment																	(829)
Gain (loss) on disposition of property plant equipment, net of tax																	(863)
U.S. Natural Gas Pipelines
Business Acquisition [Line Items]
Investments of regulated natural gas pipelines (in kilometers) | km															50,199
Investments of regulated natural gas pipelines (in miles) | mi															31,192
Investments of regulated natural gas storage facilities (in billion cubic feet) | Bcf															535
Goodwill														$ 13,958	$ 14,178	13,084	13,958
U.S. Natural Gas Pipelines | Columbian Pipeline
Business Acquisition [Line Items]
Goodwill adjustment																71
Iroquois
Business Acquisition [Line Items]
Ownership interest percentage								50.00%	49.35%
Additional ownership acquired (percent)								0.65%	4.87%
Contributions to equity investments								$ 7	$ 54
Iroquois | U.S. Natural Gas Pipelines
Business Acquisition [Line Items]
Ownership interest percentage			0.66%	50.00%											50.00%
Ontario Solar Assets
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs		$ 541
Gain (loss) on disposition of property plant equipment		127
Gain (loss) on disposition of property plant equipment, net of tax		$ 136
TC Hydro
Business Acquisition [Line Items]
Proceeds from sale of assets, net of transaction costs					$ 1,070
Gain (loss) on disposition of property plant equipment																715
Gain (loss) on disposition of property plant equipment, net of tax																440
Income tax recovery related to sale															$ 27
Gain (loss) on disposition of property plant and equipment foreign currency translation amount																5
Ravenswood, Ironwood, Kibby Wind and Ocean State Power
Business Acquisition [Line Items]
Gain (loss) on disposition of property plant equipment																(211)
Gain (loss) on disposition of property plant equipment, net of tax																(167)
Foreign currency translation gain on assets held for sale																$ 2	$ 70
Disposal group, disposed of by sale, not discontinued operations | PNGTS And Iroquois Transmission systems
Business Acquisition [Line Items]
Total consideration				$ 765
Cash received				597
Assumption of debt by purchaser				$ 168
Disposal group, disposed of by sale, not discontinued operations | Cartier Wind
Business Acquisition [Line Items]
Ownership interest before transaction, percent	62.00%
Proceeds from sale of assets, net of transaction costs	$ 630
Gain (loss) on disposition of property plant equipment	170
Gain (loss) on disposition of property plant equipment, net of tax	$ 143
Disposal group, disposed of by sale, not discontinued operations | Iroquois
Business Acquisition [Line Items]
Ownership interest before transaction, percent				49.34%
Disposal group, disposed of by sale, not discontinued operations | PNGTS
Business Acquisition [Line Items]
Ownership interest before transaction, percent				11.81%							49.90%
Total consideration											$ 223
Cash received											188
Assumption of debt by purchaser											$ 35